Accounting Policies Construction Projects (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Construction projects item [Line Items]
Revenue	€ 9,147,000,000	€ 9,147,000,000	€ 8,514,000,000	€ 7,551,000,000
HS2 main works [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects		15.00%
Revenue		€ 332,000,000
Sydney metro west [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects		50.00%
Revenue		€ 233,000,000
Ontario transit group constructor GP [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects		50.00%
Revenue		€ 216,000,000
Riverlinx [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects		40.00%
Revenue		€ 127,000,000
Coffs Harbour Bypass [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects		50.00%
Revenue		€ 113,000,000
Thames Tideway Tunnel [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects		50.00%
Revenue		€ 60,000,000
Metro paris ligne 3JV [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects		50.00%
Revenue		€ 54,000,000
Linha Circular, A.C.E. [Member]
Construction projects item [Line Items]
Percentage Share of Construction projects		65.00%
Revenue		€ 54,000,000
Construction projects total [Member]
Construction projects item [Line Items]
Revenue		€ 1,187,000,000